Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-36481
Entity Registrant Name	ASPEN AEROGELS, INC.
Entity Central Index Key	0001145986
Entity Tax Identification Number	04-3559972
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Forbes Road
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Northborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	1532
City Area Code	(508)
Local Phone Number	691-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASPN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false